Trade receivables (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Net Trade Receivables

	March 31, 2024	April 2, 2023
	$	$
Trade accounts receivable	57.1	30.4
Credit card receivables	3.7	2.5
Other receivables	12.3	19.5
	73.1	52.4
Less: expected credit loss and sales allowances	(2.7)	(1.5)
Trade receivables	70.4	50.9

Schedule of Allowance for Expected Credit Losses and Sales Allowances
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 31, 2024			April 2, 2023
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.4)	(1.1)	(1.5)	(0.3)	(0.8)	(1.1)
Losses recognized	(1.8)	—	(1.8)	(0.1)	(0.3)	(0.4)
Amounts settled or written off during the year	0.1	0.5	0.6	—	—	—
Balance at the end of the year	(2.1)	(0.6)	(2.7)	(0.4)	(1.1)	(1.5)